Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Commitments and Contingencies
Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		839
Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies	6,619	6,633
Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	3.75%
Fixed Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies	900
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		4.25%
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	7.62%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		4.00%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	5.75%
Variable Income Interest Rate [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies		$ 2,950
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate	4.87%	4.75%
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	4.25%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments to originate loans, expiring in three months or less [Member]
Commitments and Contingencies, Interest Rate		4.25%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	3.25%